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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Casualty Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Financial Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                    Fairfield, Ohio        May 12, 2008
------------------------------------   --------------------   ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers              1
Form 13F Information Table Entry Total        10
Form 13F Information Table Value Total   114,537
                                         (thousands)

List of Other Included Managers:

No.   File No.    Name
---   ---------   ----
01    028-10798   Cincinnati Financial Corporation


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
                              COLUMN 2  COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
                              --------  ---------  --------  --------------  --------------  --------  -------------------------
                              TITLE OF                FMV     SHARES/   SH/
           ISSUER               CLASS     CUSIP      (000)   PRINCIPAL  PRN  INVESTMENT DIS  OTH MGRS    SOLE      SHARED   NONE
----------------------------  --------  ---------  --------  ---------  ---  --------------  --------  --------  ---------  ----
DUKE ENERGY CORP               COMMON   26441C105     3,550    198,900  SH    SHARED-OTHER      01        --       198,900   --
EXXON MOBIL CORPORATION        COMMON   30231G102    35,524    420,000  SH    SHARED-OTHER      01        --       420,000   --
FIFTH THIRD BANCORP            COMMON   316773100    29,706  1,419,979  SH    SHARED-OTHER      01        --     1,419,979   --
GENERAL ELECTRIC CO            COMMON   369604103       925     25,000  SH    SHARED-OTHER      01        --        25,000   --
GENUINE PARTS CO               COMMON   372460105       603     15,000  SH    SHARED-OTHER      01        --        15,000   --
JOHNSON & JOHNSON              COMMON   478160104     1,622     25,000  SH    SHARED-OTHER      01        --        25,000   --
PROCTER & GAMBLE CORPORATION   COMMON   742718109    17,518    250,000  SH    SHARED-OTHER      01        --       250,000   --
SPECTRA ENERGY CORP            COMMON   847560109     2,262     99,450  SH    SHARED-OTHER      01        --        99,450   --
WELLS FARGO & CO               COMMON   949746101    12,804    440,000  SH    SHARED-OTHER      01        --       440,000   --
WYETH                          COMMON   983024100    10,022    240,000  SH    SHARED-OTHER      01        --       240,000   --
                                                    114,537


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